CONCENTRATIONS	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS

22. CONCENTRATIONS

For the year ended December 31, 2024, 2023 and 2022, no single customer accounted for greater than 10% of total revenues in 2024, one customer accounted for greater than 10% of total revenues in 2023, and no single customer accounted for greater than 10% of total revenues in 2022. For the year ended December 31, 2024, 2023 and 2022, the Company’s top five customers accounted for 22%, 30% and 24% of the Company’s revenues of continuing operations, respectively.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company’s top five accounts receivable accounted for 45% and 48% of accounts receivable as of December 31, 2024 and 2023, respectively. Two and one customers each accounted for greater than 10% of accounts receivable as of December 31, 2024 and 2023, respectively.

For the year ended December 31, 2024, 2023 and 2022, approximately 78%, 59% and 37%, respectively, of total inventory purchases were from five unrelated suppliers. One supplier accounted for greater than 10% of total inventory purchases in 2024, two and one suppliers each accounted for greater than 10% of total inventory purchases in 2023 and 2022, respectively.